Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 30, 2022
Staffing 360 Solutions, Inc. [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 81	$ 430